Equity Method Investments - Summary Financial Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Net loss		$ 1,502,000,000	$ 2,207,000,000
Total comprehensive loss		$ 1,859,000,000	$ 2,057,000,000
YPL [Member]
Statement [Line Items]
Mark-to-market of LSEG shares	$ (394,000,000)
Dividend income	32,000,000
Gain from call options	92,000,000
Net loss	(270,000,000)
Total comprehensive loss	$ (270,000,000)